SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2020
Top of range [member] | Buildings [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Useful Lives Or Depreciation Rates, Property Plant And Equipment, Period	50 years
Top of range [member] | Plant And Equipment [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Useful Lives Or Depreciation Rates, Property Plant And Equipment, Period	5 years
Top of range [member] | Network infrastructure [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Useful Lives Or Depreciation Rates, Property Plant And Equipment, Period	60 years
U.K. Regulated Distribution Operation [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Remaining amortisation period of intangible assets material to entity1	15 years